                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End:  3/31/2008

             Date of Reporting Period:  Six months ended 9/30/2007

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2007

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2007		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015		0.029		0.020	0.008	0.004	0.010
Net realized gain on investments	0.000	[1]	0.000	[1]	--	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.029		0.020	0.008	0.004	0.010
Less Distributions:
Distributions from net investment income	(0.015)		(0.029)		(0.020)	(0.008)	(0.004)	(0.010)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.015)		(0.029)		(0.020)	(0.008)	(0.004)	(0.010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.52%		2.89%		2.04%	0.75%	0.39%	0.83%

Ratios to Average Net Assets:
Net expenses	0.76	% [3]	0.76%		0.75%	0.75%	0.75%	0.75%
Net investment income	3.04	% [3]	2.86%		2.03%	0.76%	0.39%	0.81%
Expense waiver/reimbursement [4]	0.06	% [3]	0.06%		0.14%	0.17%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,663,727		$2,670,031		$2,521,430	$2,511,672	$2,461,922	$2,239,708

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2007		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.030		0.022	0.009	0.006	0.008
Net realized gain on investments	0.000	[1]	0.000	[1]	--	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.030		0.022	0.009	0.006	0.008
Less Distributions:
Distributions from net investment income	(0.016)		(0.030)		(0.022)	(0.009)	(0.006)	(0.008)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.016)		(0.030)		(0.022)	(0.009)	(0.006)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.61%		3.06%		2.21%	0.92%	0.56%	0.98%

Ratios to Average Net Assets:
Net expenses	0.59	% [3]	0.59%		0.59%	0.59%	0.59%	0.59%
Net investment income	3.17	% [3]	3.01%		2.21%	0.92%	0.55%	0.97%
Expense waiver/reimbursement [4]	0.26	% [3]	0.26%		0.27%	0.27%	0.26%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,147		$222,721		$230,200	$220,681	$209,039	$375,724

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2007	Ending Account Value 9/30/2007	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,015.20	$3.83
Institutional Service Shares	$1,000	$1,016.10	$2.97
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.20	$3.84
Institutional Service Shares	$1,000	$1,022.05	$2.98

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Investment Shares	0.76%
Institutional Service Shares	0.59%

Portfolio of Investments Summary Tables

At September 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	78.2%
Municipal Notes	15.0%
Commercial Paper	5.4%
Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%

At September 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.0%
8-30 Days	0.3%
31-90 Days	6.6%
91-180 Days	3.9%
181 Days or more	8.8%
Other Assets and Liabilities--Net [2]	1.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

September 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.6% [1]
		Alabama--0.7%
$4,925,000		Jefferson County, AL Sewer System, Warrants (Series 2003B-7) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.880%, 10/4/2007	$4,925,000
8,036,000		Jefferson County, AL Sewer System, Warrants (Series 2002C-6) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.880%, 10/4/2007	8,036,000
8,015,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (AMBAC INS)/(U.S. Bank, N.A. LIQ), Optional Tender 7/10/2008	8,015,000
		TOTAL	20,976,000
		Alaska--1.8%
12,965,000	[2,3]	Northern Tobacco Securitization Corp, AK, (MT-279) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.960%, 10/4/2007	12,965,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 4.000%, 10/3/2007	17,500,000
14,000,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 4.050%, 10/1/2007	14,000,000
7,800,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 4.050%, 10/1/2007	7,800,000
		TOTAL	52,265,000
		Arizona--2.0%
495,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.990%, 10/4/2007	495,000
2,315,000	[2,3]	Arizona Health Facilities Authority, (MT-383) Weekly VRDNs (Phoenix Children's Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.960%, 10/4/2007	2,315,000
3,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank N.A., New York LOC), 3.890%, 10/4/2007	3,000,000
9,775,000	[2,3]	Arizona Health Facilities Authority, Floater Certificates (Series 2006-1782) Weekly VRDNs (Banner Health)/(Morgan Stanley LIQ), 3.920%, 10/4/2007	9,775,000
9,725,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 4.020%, 10/3/2007	9,725,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.930%, 10/4/2007	1,000,000
6,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.920%, 10/5/2007	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arizona--continued
$9,060,000	[2,3]	Phoenix, AZ, P-Floats (Series EC-1118) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	$9,060,000
13,000,000	[2,3]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.930%, 10/4/2007	13,000,000
4,535,000	[2,3]	Salt River Project, AZ Agricultural Improvement & Power District, (PT-4263) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 10/4/2007	4,535,000
		TOTAL	58,905,000
		California--1.1%
6,200,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.250%, 10/4/2007	6,200,000
13,395,000	[2,3]	Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	13,395,000
435,000	[2,3]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1710P) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.940%, 10/4/2007	435,000
10,775,000	[2,3]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1711P) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 3.940%, 10/4/2007	10,775,000
		TOTAL	30,805,000
		Colorado--0.8%
3,180,000	[2,3]	Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.920%, 10/4/2007	3,180,000
2,035,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Servies, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.100%, 10/4/2007	2,035,000
490,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 4.250%, 10/4/2007	490,000
900,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 3.920%, 10/4/2007	900,000
10,000,000	[2,3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2007 FR/RI-F9) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.940%, 10/3/2007	10,000,000
2,320,000	[2,3]	E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.900%, 10/4/2007	2,320,000
3,325,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A. LOC), 3.940%, 10/4/2007	3,325,000
		TOTAL	22,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--0.3%
$2,100,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 3.880%, 10/3/2007	$2,100,000
6,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.860%, 10/4/2007	6,000,000
		TOTAL	8,100,000
		District of Columbia--1.9%
9,955,000	[2,3]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 4.000%, 10/4/2007	9,955,000
2,415,500	[2,3]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 4.000%, 10/4/2007	2,415,500
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 3.70% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	8,330,000
18,330,000	[2,3]	District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.950%, 10/4/2007	18,330,000
11,260,000	[2,3]	District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.950%, 10/4/2007	11,260,000
4,665,000	[2,3]	District of Columbia, Solar Eclipse (Series 2007-0058) Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.920%, 10/4/2007	4,665,000
		TOTAL	54,955,500
		Florida--3.2%
12,855,000	[2,3]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	12,855,000
1,955,000		Florida Higher Educational Facilities Financing Authority, (Series 2005) Weekly VRDNs (Flagler College, Inc.)/(SunTrust Bank LOC), 3.870%, 10/3/2007	1,955,000
5,350,000	[2,3]	Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.040%, 10/4/2007	5,350,000
7,630,000	[2,3]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	7,630,000
7,750,000	[2,3]	Florida State Board of Education, P-Floats (Series EC-1049) VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	7,750,000
7,275,000	[2,3]	Florida State Turnpike Authority, P-Floats (Series EC-1077) VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	7,275,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Florida--continued
$3,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 4.970%, 10/3/2007	$3,500,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 4.940%, 10/4/2007	3,800,000
2,145,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 3.920%, 10/3/2007	2,145,000
3,900,000		St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank, N.A. LOC), 3.920%, 10/4/2007	3,900,000
36,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 4.100%, 10/1/2007	36,500,000
		TOTAL	92,660,000
		Georgia--2.4%
2,500,000	[2,3]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.920%, 10/4/2007	2,500,000
19,615,000	[2,3]	Georgia State, P-Floats (Series EC-1018) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	19,615,000
39,860,000	[2,3]	Milledgeville & Baldwin County, GA Development Authority, Floater Certificates (Series 2006-1887) Weekly VRDNs (Georgia College & State University Foundation Property LLC)/(AMBAC INS)/(Morgan Stanley LIQ), 3.910%, 10/4/2007	39,860,000
3,920,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC), 3.940%, 10/4/2007	3,920,000
2,570,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 3.940%, 10/4/2007	2,570,000
		TOTAL	68,465,000
		Hawaii--1.1%
11,900,000	[2,3]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.910%, 10/4/2007	11,900,000
4,270,000	[2,3]	Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.920%, 10/4/2007	4,270,000
4,280,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (MBIA Insurance Corp. INS)/ (U.S. Bank, N.A. LIQ), 3.920%, 10/4/2007	4,280,000
3,525,000	[2,3]	University of Hawaii, (PZ-128) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.880%, 10/4/2007	3,525,000
8,765,000	[2,3]	University of Hawaii, Solar Eclipse (Series 2007-0064) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.920%, 10/4/2007	8,765,000
		TOTAL	32,740,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--3.3%
$4,910,000	[2,3]	Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.920%, 10/3/2007	$4,910,000
14,935,000	[2,3]	Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.920%, 10/4/2007	14,935,000
4,000,000	[2,3]	Chicago, IL, (PT-4122) Weekly VRDNs (AMBAC, FGIC INS) and Merrill Lynch & Co., Inc. LIQs), 3.950%, 10/4/2007	4,000,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 4.100%, 10/3/2007	1,000,000
6,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.880%, 10/3/2007	6,700,000
10,930,000	[2,3]	Illinois Municipal Electric Agency, PUTTERs (Series 2105) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 10/4/2007	10,930,000
22,495,000	[2,3]	Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.920%, 10/4/2007	22,495,000
5,095,000	[2,3]	Kane & DeKalb Counties, IL Community Unit School District No. 301, PUTTERs (Series 1458) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 10/4/2007	5,095,000
7,045,000	[2,3]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.920%, 10/4/2007	7,045,000
8,760,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.920%, 10/3/2007	8,760,000
9,855,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.920%, 10/3/2007	9,855,000
765,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 4.100%, 10/4/2007	765,000
		TOTAL	96,490,000
		Indiana--3.7%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.940%, 10/4/2007	8,850,000
7,500,000		Carmel Clay Schools, IN, 4.00% TANs, 12/28/2007	7,505,588
820,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 4.000%, 10/4/2007	820,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.940%, 10/4/2007	9,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$1,350,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 4.010%, 10/4/2007	$1,350,000
16,140,000	[2,3]	Indiana Health & Educational Facility Financing Authority, (PA-1411) Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.900%, 10/4/2007	16,140,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.930%, 10/3/2007	3,100,000
1,685,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.970%, 10/3/2007	1,685,000
8,500,000		Portage Township, IN School District, 4.25% TANs, 12/31/2007	8,509,714
6,735,000		Portage, IN Economic Development Revenue Board, (Series 1995A: Port Crossing III) Weekly VRDNs (Pedcor Investments-1995-XXIII LP)/(FHLB of Indianapolis LOC), 3.970%, 10/4/2007	6,735,000
7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 4.020%, 10/3/2007	7,000,000
4,990,000	[2,3]	Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015) Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.920%, 10/4/2007	4,990,000
5,800,000		Westfield Washington, IN Schools, 4.25% TANs, 12/31/2007	5,808,135
9,200,000		Whiting, IN Environmental Facilities Revenue, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 4.130%, 10/1/2007	9,200,000
4,620,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 3.920%, 10/4/2007	4,620,000
12,035,000	[2,3]	Zionsville, IN Community Schools Building Corp., (PT-3854) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.920%, 10/4/2007	12,035,000
		TOTAL	107,848,437
		Iowa--0.4%
705,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 4.040%, 10/4/2007	705,000
11,810,000	[2,3]	Tobacco Settlement Authority, IA, ROCs (Series 456CE) Weekly VRDNs (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.930%, 10/4/2007	11,810,000
		TOTAL	12,515,000
		Kansas--0.2%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 4.000%, 10/4/2007	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--1.7%
$8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 4.030%, 10/3/2007	$8,500,000
12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.890%, 10/4/2007	12,000,000
3,340,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 4.040%, 10/4/2007	3,340,000
1,325,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/(Regions Bank, Alabama LOC), 3.860%, 10/4/2007	1,325,000
5,000,000	[2,3]	Louisville & Jefferson County, KY Metropolitan Government, (PA-1416) Weekly VRDNs (Norton Healthcare, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.960%, 10/4/2007	5,000,000
19,250,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.880%, 10/4/2007	19,250,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 4.040%, 10/4/2007	100,000
		TOTAL	49,515,000
		Louisiana--1.7%
6,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.930%, 10/4/2007	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 4.000%, 10/4/2007	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 3.920%, 10/3/2007	12,000,000
5,995,000	[2,3]	Louisiana Public Facilities Authority, (MT-197), 3.66% TOBs (Ochsner Clinic Foundation)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007	5,995,000
21,910,000	[2,3]	Louisiana State, PUTTERs (Series 1254) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 10/4/2007	21,910,000
		TOTAL	48,905,000
		Maine--0.7%
10,000,000		Lewiston, ME, 4.00% BANs, 11/15/2007	10,002,402
8,100,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 3.900%, 10/4/2007	8,100,000
1,980,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 4.00% Bonds (AMBAC INS), 7/1/2008	1,982,845
		TOTAL	20,085,247
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Maryland--0.5%
$4,150,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.820%, 10/2/2007	$4,150,500
9,300,000	[2,3]	Maryland State Health & Higher Educational Facilities Authority, Floater Certificates (Series 2007 FR/RI-FC7) Weekly VRDNs (MedStar Health, Inc.)/(Lehman Brothers Holdings, Inc. SWP), 3.950%, 10/3/2007	9,300,000
1,410,000	[2,3]	Maryland State, P-Floats (Series EC-1030) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	1,410,000
		TOTAL	14,860,500
		Massachusetts--7.5%
12,549,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), 3.73% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Mandatory Tender 1/1/2008	12,549,000
8,000,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2001-4), 3.75% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 11/28/2007	8,000,000
8,515,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.920%, 10/3/2007	8,515,000
4,680,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 1457) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.910%, 10/4/2007	4,680,000
41,185,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.910%, 10/4/2007	41,185,000
18,075,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.910%, 10/4/2007	18,075,000
21,500,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 3.880%, 10/4/2007	21,500,000
10,123,000		Massachusetts HEFA, (Series EE), 3.72% CP (Harvard University), Mandatory Tender 11/8/2007	10,123,000
10,145,000	[2,3]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.920%, 10/3/2007	10,145,000
19,100,000		Massachusetts IFA, (Series 1992B), 3.69% CP (New England Power Co.), Mandatory Tender 12/13/2007	19,100,000
8,000,000		Massachusetts IFA, (Series 1992B), 3.78% CP (New England Power Co.), Mandatory Tender 11/13/2007	8,000,000
8,000,000		Massachusetts School Building Authority, (Series A), 3.65% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 11/8/2007	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$10,000,000		Massachusetts School Building Authority, (Series A), 3.70% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 11/6/2007	$10,000,000
5,080,000	[2,3]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.920%, 10/3/2007	5,080,000
6,715,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(RBS Citizens Bank N.A. LIQ), 3.900%, 10/3/2007	6,715,000
8,300,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 3.860%, 10/4/2007	8,300,000
10,000,000	[2,3]	Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.920%, 10/3/2007	10,000,000
1,100,000	[2,3]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.920%, 10/3/2007	1,100,000
6,000,000	[2,3]	Massachusetts Water Resources Authority, (PT-4370) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.930%, 10/4/2007	6,000,000
		TOTAL	217,067,000
		Michigan--1.3%
8,440,000	[2,3]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	8,440,000
14,420,000	[2,3]	Michigan Municipal Bond Authority, (PT-3599) Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Merrill Lynch & Co., Inc. LIQ), 3.940%, 10/4/2007	14,420,000
10,000,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	10,069,934
4,160,000	[2,3]	Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.930%, 10/4/2007	4,160,000
		TOTAL	37,089,934
		Minnesota--1.6%
3,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.910%, 10/4/2007	3,000,000
15,760,000	[2,3]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.950%, 10/4/2007	15,760,000
13,685,000	[2,3]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.950%, 10/4/2007	13,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$570,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 4.040%, 10/4/2007	$570,000
7,585,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Class A Certificates (Series 2007-292) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.920%, 10/4/2007	7,585,000
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 3.68% CP (Mayo Foundation)/(Morgan Stanley Bank LIQ), Mandatory Tender 12/13/2007	6,000,000
		TOTAL	46,600,000
		Mississippi--0.8%
9,000,000		Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Lake Harbour Village LLC)/(First Tennessee Bank, N.A. LOC), 3.910%, 10/4/2007	9,000,000
6,805,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Jackson Heart Realty LLC)/(First Tennessee Bank, N.A. LOC), 3.930%, 10/4/2007	6,805,000
5,360,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 3.950%, 10/4/2007	5,360,000
400,000		Senatobia, MS Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC), 4.010%, 10/5/2007	400,000
		TOTAL	21,565,000
		Missouri--1.7%
6,326,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC), 4.100%, 10/3/2007	6,326,000
1,000,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.940%, 10/4/2007	1,000,000
15,000,000	[2,3]	Missouri Highways & Transportation Commission, (MT-496) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 3.950%, 10/4/2007	15,000,000
5,700,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, N.A., Kansas City LOC), 3.820%, 10/4/2007	5,700,000
19,900,000	[2,3]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.950%, 10/4/2007	19,900,000
		TOTAL	47,926,000
		Multi State--7.6%
19,920,644	[2,3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 4.060%, 10/4/2007	19,920,644
5,095,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 4.000%, 10/4/2007	5,095,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$25,368,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.990%, 10/4/2007	$25,368,000
45,800,368	[2,3]	GS Pool Trust (Series 2006-19TP) Weekly VRDNs (Natixis Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.970%, 10/4/2007	45,800,368
36,515,000	[2,3]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P) Weekly VRDNs (Texas PSFG Program)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ) and United States Treasury PRFs), 4.040%, 10/4/2007	36,515,000
17,400,000	[2,3]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1761P) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 4.060%, 10/4/2007	17,400,000
46,920,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 4.020%, 10/4/2007	46,920,000
13,020,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.020%, 10/4/2007	13,020,000
10,790,000	[2,3]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.890%, 10/4/2007	10,790,000
		TOTAL	220,829,012
		Nebraska--0.4%
8,555,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC), 3.960%, 10/4/2007	8,555,000
420,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.040%, 10/4/2007	420,000
405,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 3.940%, 10/4/2007	405,000
1,625,000	[2,3]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.970%, 10/4/2007	1,625,000
		TOTAL	11,005,000
		New Hampshire--0.0%
650,000	[2,3]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.970%, 10/3/2007	650,000
		New Jersey--8.9%
6,700,000		Brigantine, NJ, 4.00% BANs, 5/16/2008	6,711,247
5,000,000		Cresskill, NJ School District, 4.25% BANs, 9/5/2008	5,021,006
3,200,000		Haddon Heights, NJ School District, 4.125% GANs, 8/1/2008	3,208,347
7,000,000		Highland Park, NJ School District, 4.00% BANs, 11/14/2007	7,002,682
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$4,119,195		Hopatcong, NJ, 4.00% BANs, 9/19/2008	$4,133,418
1,416,100		Kinnelon, NJ, 4.00% BANs, 4/25/2008	1,418,180
8,874,000		Maple Shade Township, NJ School District, 4.125% BANs, 7/31/2008	8,899,277
2,975,000		Mount Laurel Township, NJ, (Series 2007A), 4.00% BANs, 4/25/2008	2,979,526
16,243,000		New Brunswick, NJ, 4.00% BANs, 7/27/2008	16,274,736
1,100,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 3.850%, 10/5/2007	1,100,000
3,000,000		New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.840%, 10/4/2007	3,000,000
12,290,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.840%, 10/4/2007	12,290,000
12,470,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3012) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.920%, 10/4/2007	12,470,000
9,970,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3027) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.920%, 10/4/2007	9,970,000
75,200,000		New Jersey State, (Series Fiscal 2008A), 4.50% TRANs, 6/24/2008	75,677,317
8,000,000		Newark, NJ, General Improvement Notes (Series 2007A-B), 4.00% BANs, 1/24/2008	8,007,306
7,000,000		Newark, NJ, General Improvement Notes (Series 2007D), 4.00% BANs, 4/25/2008	7,010,668
5,439,000		North Brunswick Township, NJ Board of Education, 4.00% GANs, 10/24/2007	5,439,891
4,500,000		North Wildwood, NJ, 4.00% BANs, 12/14/2007	4,503,522
18,000,000		Parsippany-Troy Hills, NJ, 4.00% BANs, 7/11/2008	18,040,336
5,451,500		Somers Point, NJ, (Series 2007A), 4.00% BANs, 7/3/2008	5,460,992
3,781,450		Spring Lake Boro, NJ, 4.25% BANs, 10/19/2007	3,782,619
16,625,000	[2,3]	Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.930%, 10/4/2007	16,625,000
7,000,000	[2,3]	Tobacco Settlement Financing Corp., NJ, (MT-380), 3.76% TOBs (United States Treasury COL)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007	7,000,000
12,000,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 3.920%, 10/4/2007	12,000,000
		TOTAL	258,026,070
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--0.4%
$2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.040%, 10/4/2007	$2,000,000
8,585,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT) (Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.960%, 10/4/2007	8,585,000
		TOTAL	10,585,000
		New York--0.4%
3,900,000	[2,3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.920%, 10/3/2007	3,900,000
7,500,000		Sewanhaka, NY Central High School District, 4.25% TANs, 6/30/2008	7,526,979
		TOTAL	11,426,979
		North Carolina--5.2%
3,258,000		Charlotte, NC Water & Sewer System, 3.70% CP (DePfa Bank PLC LIQ), Mandatory Tender 5/6/2008	3,258,000
2,582,000		Charlotte, NC, (Series 2005), 3.70% CP (KBC Bank N.V. LIQ), Mandatory Tender 5/8/2008	2,582,000
2,370,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.880%, 10/4/2007	2,370,000
2,300,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.880%, 10/4/2007	2,300,000
2,960,000		McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 3.880%, 10/4/2007	2,960,000
20,920,000	[2,3]	North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke University)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 10/4/2007	20,920,000
2,655,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 3.890%, 10/4/2007	2,655,000
5,840,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.870%, 10/3/2007	5,840,000
300,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.870%, 10/4/2007	300,000
195,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 3.880%, 10/4/2007	195,000
2,245,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 3.880%, 10/4/2007	2,245,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$7,000,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 4.220%, 10/3/2007	$7,000,000
14,975,000	[2,3]	North Carolina Capital Facilities Finance Agency, Floater Certificates (Series 2006-1923) Weekly VRDNs (Duke University)/(Morgan Stanley LIQ), 3.910%, 10/4/2007	14,975,000
8,495,000	[2,3]	North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke University)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.930%, 10/4/2007	8,495,000
3,585,000	[2,3]	North Carolina Capital Facilities Finance Agency, ROCs (Series 9048) Weekly VRDNs (Duke University)/(Citigroup, Inc. LIQ), 3.920%, 10/4/2007	3,585,000
5,585,000	[2,3]	North Carolina Eastern Municipal Power Agency, MACON Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.920%, 10/4/2007	5,585,000
4,310,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC), 3.910%, 10/4/2007	4,310,000
6,060,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 3.940%, 10/4/2007	6,060,000
4,625,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 3.880%, 10/4/2007	4,625,000
5,000,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 3.880%, 10/4/2007	5,000,000
8,300,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC), 3.870%, 10/4/2007	8,300,000
4,895,000	[2,3]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase & Co. LIQ), 3.920%, 10/4/2007	4,895,000
1,985,000	[2,3]	North Carolina State, P-Floats (Series EC-1037) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	1,985,000
29,995,000		Union County, NC, 3.75% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 12/4/2007	29,995,000
		TOTAL	150,435,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--4.2%
$9,630,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.900%, 10/4/2007	$9,630,000
2,650,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ), 3.910%, 10/4/2007	2,650,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 3.930%, 10/3/2007	8,000,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.940%, 10/4/2007	2,500,000
20,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.900%, 10/4/2007	20,000,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.930%, 10/3/2007	13,565,000
3,810,000		Mayfield, OH, 4.25% BANs, 9/10/2008	3,827,275
4,000,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 10/4/2007	4,000,000
9,995,000	[2,3]	Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.900%, 10/4/2007	9,995,000
6,600,000	[2,3]	Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.910%, 10/4/2007	6,600,000
20,900,000	[2,3]	Ohio State, (PT-3802) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.900%, 10/4/2007	20,900,000
1,085,000	[2,3]	Ohio State, P-Floats (Series EC-1073) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.950%, 10/4/2007	1,085,000
3,230,000	[2,3]	Ohio State, P-Floats (Series EC-1074) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.950%, 10/4/2007	3,230,000
15,910,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 3.890%, 10/4/2007	15,910,000
		TOTAL	121,892,275
		Oregon--1.4%
28,000,000		Oregon State, (2007 Series A), 4.50% TANs, 6/30/2008	28,176,124
11,470,000	[2,3]	Portland, OR Sewer System, (MT-489) Weekly VRDNs (FSA INS)/(KBC Bank N.V. LIQ), 3.920%, 10/4/2007	11,470,000
		TOTAL	39,646,124
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--0.7%
$7,800,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.940%, 10/4/2007	$7,800,000
500,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 3.880%, 10/4/2007	500,000
3,625,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.870%, 10/4/2007	3,625,000
8,115,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.870%, 10/4/2007	8,115,000
		TOTAL	20,040,000
		Rhode Island--0.2%
5,000,000		Cumberland, RI, 4.00% BANs, 5/15/2008	5,010,452
		South Carolina--2.0%
1,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 4.030%, 10/3/2007	1,000,000
15,765,000	[2,3]	Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.920%, 10/3/2007	15,765,000
8,235,000	[2,3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.920%, 10/4/2007	8,235,000
11,010,000	[2,3]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 3.70% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	11,010,000
15,956,000		South Carolina State Public Service Authority (Santee Cooper), 3.68% CP, Mandatory Tender 12/13/2007	15,956,000
4,995,000	[2,3]	South Carolina Transportation Infrastructure Bank, PUTTERs (Series 1285Z) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 10/4/2007	4,995,000
		TOTAL	56,961,000
		South Dakota--0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.930%, 10/4/2007	1,000,000
		Tennessee--2.7%
32,550,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series D-3A) Daily VRDNs (Knox County, TN)/(DePfa Bank PLC LIQ), 4.090%, 10/1/2007	32,550,000
2,500,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 3.940%, 10/4/2007	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--continued
$5,587,500	[2,3]	Memphis, TN, Floater Certificates (Series 2004-1018), 3.75% TOBs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), Optional Tender 3/6/2008	$5,587,500
4,995,000	[2,3]	Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.900%, 10/4/2007	4,995,000
3,000,000	[2,3]	Sumner County, TN Health, Educational & Housing Facilities Board, (MT-480) Weekly VRDNs (Sumner Regional Health Systems, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.040%, 10/4/2007	3,000,000
12,185,000	[2,3]	Tennessee Energy Acquisition Corp., (PT-3646) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.010%, 10/4/2007	12,185,000
15,000,000	[2,3]	Tennessee Energy Acquisition Corp., (PT-3907) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.010%, 10/4/2007	15,000,000
1,520,000	[2,3]	Tennessee Energy Acquisition Corp., P-Floats (Series EC-1147) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 10/4/2007	1,520,000
		TOTAL	77,337,500
		Texas--16.8%
6,545,000	[2,3]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.920%, 10/3/2007	6,545,000
18,245,000	[2,3]	Austin, TX, MERLOTS (Series 2000 A3), 3.70% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	18,245,000
10,125,000	[2,3]	Brazos River Authority, TX, ROCs (Series 459CE) Weekly VRDNs (TXU Energy Co. LLC)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 4.010%, 10/4/2007	10,125,000
7,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 3.900%, 10/4/2007	7,000,000
10,490,000	[2,3]	Comal, TX ISD, Solar Eclipse (Series 2007-48), 3.78% TOBs (Texas PSFG Program)/(U.S. Bank, N.A. LIQ), Optional Tender 7/17/2008	10,490,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 3.875%	900,000
26,700,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 4.130%, 10/1/2007	26,700,000
8,610,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 4.130%, 10/1/2007	8,610,000
4,800,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 4.130%, 10/1/2007	4,800,000
10,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 4.130%, 10/1/2007	10,000,000
3,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 4.130%, 10/1/2007	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$4,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 4.250%, 10/4/2007	$4,000,000
4,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 4.130%, 10/1/2007	4,600,000
48,500,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., Northern Trust Co., Chicago, IL and St. Luke's Episcopal Hospital LIQs), 4.040%, 10/1/2007	48,500,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 3.739%, 10/3/2007	955,000
4,985,000	[2,3]	Harris County, TX, Class A Certificates (Series 2006-280) Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.920%, 10/4/2007	4,985,000
20,075,000	[2,3]	Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.920%, 10/4/2007	20,075,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.920%, 10/4/2007	6,525,000
7,300,000		Houston, TX, (Series E), 3.72% CP, Mandatory Tender 11/8/2007	7,300,000
1,040,000	[2,3]	Judson, TX ISD, P-Floats (Series EC-1033) Weekly VRDNs (Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	1,040,000
20,750,000	[2,3]	Leander, TX ISD, (PZ-260) Weekly VRDNs (Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 10/4/2007	20,750,000
10,325,000	[2,3]	McKinney, TX ISD, Solar Eclipse (Series 2007-0071), 3.75% TOBs (Texas PSFG Program)/(U.S. Bank, N.A. LIQ), Optional Tender 2/28/2008	10,325,000
9,000,000		San Antonio, TX Electric & Gas System, (Series A), 3.62% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 11/13/2007	9,000,000
7,000,000	[2,3]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (Texas PSFG Program)/(Merrill Lynch & Co., Inc. LIQ), 3.950%, 10/4/2007	7,000,000
71,980,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1462) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.010%, 10/4/2007	71,980,000
19,650,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1476) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.010%, 10/4/2007	19,650,000
37,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1496) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.010%, 10/4/2007	37,000,000
33,750,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.010%, 10/4/2007	33,750,000
10,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, P-Floats (Series EC-1170) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 10/4/2007	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$10,500,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014) Weekly VRDNs (Dexia Credit Local LIQ), 3.990%, 10/4/2007	$10,500,000
7,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015) Weekly VRDNs (Landesbank Hessen-Thueringen LIQ), 3.990%, 10/4/2007	7,000,000
19,485,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.930%, 10/4/2007	19,485,000
4,695,000	[2,3]	Texas State Transportation Commission, MACON Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 3.920%, 10/4/2007	4,695,000
19,500,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	19,634,668
		TOTAL	485,664,668
		Utah--2.2%
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 3.920%, 10/4/2007	12,500,000
7,435,000	[2,3]	Utah State Transit Authority, (PT-4320) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.950%, 10/4/2007	7,435,000
10,000,000		Utah State Water Finance Agency, (Series A-18) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.900%, 10/3/2007	10,000,000
5,000,000		Utah State Water Finance Agency, (Series A-19) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.900%, 10/3/2007	5,000,000
9,400,000		Utah State Water Finance Agency, (Series A-21) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.900%, 10/3/2007	9,400,000
7,450,000	[2,3]	Utah State, P-Floats (Series EC-1159) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.970%, 10/4/2007	7,450,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 4.000%, 10/4/2007	2,600,000
10,680,000		Weber County, UT, (Series 2000A) Daily VRDNs (IHC Health Services, Inc.), 4.050%, 10/1/2007	10,680,000
		TOTAL	65,065,000
		Virginia--0.7%
3,740,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 3.920%, 10/3/2007	3,740,000
10,750,000		Loudoun County, VA IDA, (Series 2003A) Daily VRDNs (Howard Hughes Medical Institute), 4.050%, 10/1/2007	10,750,000
6,945,000	[2,3]	Virginia State, P-Floats (Series EC-1065) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.950%, 10/4/2007	6,945,000
		TOTAL	21,435,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Washington--2.6%
$6,995,000	[2,3]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.920%, 10/4/2007	$6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 3.920%, 10/4/2007	2,600,000
5,000,000	[2,3]	Grant County, WA Public Utilities District NO. 002, Solar Eclipse (Series 2007-96), 3.78% TOBs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	5,000,000
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 3.920%, 10/4/2007	24,000,000
9,770,000	[2,3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/20/2008	9,770,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC), 3.920%, 10/4/2007	13,250,000
3,685,000	[2,3]	Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 3.950%, 10/4/2007	3,685,000
10,380,000	[2,3]	Washington State, PUTTERs (Series 1422) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 10/4/2007	10,380,000
		TOTAL	75,680,000
		West Virginia--0.9%
9,500,000		Grant County, WV County Commission, PCRB (Series 1994), 3.73% CP (Virginia Electric & Power Co.), Mandatory Tender 10/5/2007	9,500,000
16,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.76% CP (Virginia Electric & Power Co.), Mandatory Tender 11/14/2007	16,500,000
		TOTAL	26,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--0.9%
$2,955,000	[2,3]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 10/4/2007	$2,955,000
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, Series 1997 Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 4.040%, 10/4/2007	2,650,000
5,000,000	[2,3]	West Allis, WI, (Series 2007 FR/RI-F7) Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.950%, 10/3/2007	5,000,000
15,645,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.950%, 10/3/2007	15,645,000
		TOTAL	26,250,000
		TOTAL MUNICIPAL INVESTMENTS--98.6% (AT AMORTIZED COST) [4]	2,853,527,698
		OTHER ASSETS AND LIABILITIES - NET--1.4%	41,346,801
		TOTAL NET ASSETS--100%	$2,894,874,499

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.9% of the portfolio as calculated based upon total market value.

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2007, these restricted securities amounted to $1,615,771,012, which represented 55.8% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At September 30, 2007, these liquid restricted securities amounted to $1,615,771,012, which represented 55.8% of total net assets.

4 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
96.1%	3.9%

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,853,527,698
Cash		3,749,956
Income receivable		18,854,528
Receivable for investments sold		756,905
Receivable for shares sold		25,127,808
TOTAL ASSETS		2,902,016,895
Liabilities:
Payable for shares redeemed	$3,675,361
Income distribution payable	2,537,598
Payable for shareholder services fee (Note 5)	687,794
Accrued expenses	241,643
TOTAL LIABILITIES		7,142,396
Net assets for 2,894,763,927 shares outstanding		$2,894,874,499
Net Assets Consist of:
Paid-in capital		$2,894,714,777
Accumulated net realized gain on investments		165,370
Distributions in excess of net investment income		(5,648)
TOTAL NET ASSETS		$2,894,874,499
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,663,727,195 ÷ 2,663,520,634 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$231,147,304 ÷ 231,243,293 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2007 (unaudited)

Investment Income:
Interest			$54,573,389
Expenses:
Investment adviser fee (Note 5)		$7,192,322
Administrative personnel and services fee (Note 5)		1,136,375
Custodian fees		56,795
Transfer and dividend disbursing agent fees and expenses--Investment Shares		913,733
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		8,082
Directors'/Trustees' fees		13,633
Auditing fees		8,456
Legal fees		3,442
Portfolio accounting fees		86,769
Shareholder services fee--Investment Shares (Note 5)		1,984,856
Shareholder services fee--Institutional Service Shares (Note 5)		273,546
Account administration fee-Institutional Service Shares		26,166
Share registration costs		62,252
Printing and postage		54,017
Insurance premiums		8,784
Miscellaneous		3,944
TOTAL EXPENSES		11,833,172
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(846,879)
Waiver of administrative personnel and services fee	(40,265)
Reimbursement of shareholder services fee--Investment Shares	(10,121)
Reimbursement of shareholder services fee--Institutional Service Shares	(239,745)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,137,010)
Net expenses			10,696,162
Net investment income			43,877,227
Net realized gain on investments			163,367
Change in net assets resulting from operations			$44,040,594

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2007	Year Ended 3/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,877,227	$77,746,087
Net realized gain on investments	163,367	76,129
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	44,040,594	77,822,216
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(40,042,232)	(71,052,944)
Institutional Service Shares	(3,834,002)	(6,699,583)
Distributions from net realized gain on investments
Investment Shares	--	(50,960)
Institutional Service Shares	--	(4,861)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,876,234)	(77,808,348)
Share Transactions:
Proceeds from sale of shares	4,904,707,507	10,018,471,390
Net asset value of shares issued to shareholders in payment of distributions declared	40,908,151	71,331,141
Cost of shares redeemed	(4,943,657,528)	(9,948,694,552)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,958,130	141,107,979
Change in net assets	2,122,490	141,121,847
Net Assets:
Beginning of period	2,892,752,009	2,751,630,162
End of period (including distributions in excess of net investment income of $(5,648) and $(6,641), respectively)	$2,894,874,499	$2,892,752,009

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal alternative minimum tax (AMT) for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Investment Shares:	Six Months Ended 9/30/2007	Year Ended 3/31/2007
Shares sold	4,408,906,848	8,720,033,306
Shares issued to shareholders in payment of distributions declared	39,680,220	69,728,206
Shares redeemed	(4,455,076,728)	(8,641,171,744)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(6,489,660)	148,589,768

Institutional Service Shares:	Six Months Ended 9/30/2007	Year Ended 3/31/2007
Shares sold	495,800,659	1,298,438,084
Shares issued to shareholders in payment of distributions declared	1,227,931	1,602,935
Shares redeemed	(488,580,800)	(1,307,522,808)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	8,447,790	(7,481,789)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,958,130	141,107,979

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, the Adviser voluntarily waived $846,879 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $40,265 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2007, FSSC voluntarily reimbursed $249,866 of shareholder services fees. For the six months ended September 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,606 of Service Fees for the six months ended September 30, 2007.

Interfund Transactions

During the six months ended September 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,399,911,000 and $1,337,164,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of September 30, 2007, there were no outstanding loans. During the six months ended September 30, 2007, the program was not utilized.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

TAX-FREE INSTRUMENTS TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8110107 (11/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

>

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINICIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 20, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 20, 2007